UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	1/31/26

Item 1. Reports to Stockholders.

(a)

Hunter Small Cap Value Fund

Class I (HSCVX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Hunter Small Cap Value Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.hunterfunds.com/fund-documents. You can also request this information by contacting us at 1-833-835-1171. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.1%
Money Market Funds	5.9%

Fund Statistics

Table Summary
Net Assets	$58,930,645
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$146,296
Portfolio Turnover	13%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 25.8%
Industrials 17.2%
Consumer Discretionary 10.4%
Technology 8.3%
Real Estate 7.3%
Health Care 6.8%
Money Market Funds 5.9%
Consumer Staples 5.1%
Utilities 4.0%
Energy 3.6%
Materials 3.4%
Communications 2.2%

Table Summary
Value	Value
Communications	2.2%
Materials	3.4%
Energy	3.6%
Utilities	4.0%
Consumer Staples	5.1%
Money Market Funds	5.9%
Health Care	6.8%
Real Estate	7.3%
Technology	8.3%
Consumer Discretionary	10.4%
Industrials	17.2%
Financials	25.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.9%
Tower Semiconductor Ltd.	3.1%
Black Hills Corporation	2.8%
Littelfuse, Inc.	2.7%
John B Sanfilippo & Son, Inc.	2.6%
Prosperity Bancshares, Inc.	2.5%
ESAB Corporation	2.4%
Axis Capital Holdings Ltd.	2.4%
First Community Corporation	2.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2.2%

Material Fund Changes

Effective December 1, 2025, the Fund reduced its operating expense limitation from 0.95% to 0.90% of the average daily  net assets. This is a summary of certain changes to the Fund since December 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2026 at https://www.sec.gov/ or upon request at 1-833-835-1171.

Hunter Small Cap Value Fund - Class I (HSCVX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.hunterfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-HSCVX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Hunter Small Cap Value Fund

Class I HSCVX

SEMI-ANNUAL FINANCIAL STATEMENTS and ADDITIONAL INFORMATION

January 31, 2026

www.hunterfunds.com

1-833-835-1171

This financial statements and other information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Fund’s prospectus carefully before investing in the Fund.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.1%
	AEROSPACE & DEFENSE - 0.5%
3,030	Mercury Systems, Inc.(a)	$284,456

	APPAREL & TEXTILE PRODUCTS - 0.6%
17,335	Levi Strauss & Company, Class A	344,620

	ASSET MANAGEMENT - 1.6%
14,760	Cohen & Steers, Inc.	948,478

	AUTOMOTIVE - 3.6%
45,395	Gentex Corporation	1,044,539
9,390	Lear Corporation	1,099,475
		2,144,014
	BANKING - 17.4%
37,220	Columbia Banking System, Inc.	1,095,757
46,170	First Community Corporation	1,353,704
11,370	First Financial Bancorp	326,774
14,125	Hancock Whitney Corporation	971,800
43,975	Old Second Bancorp, Inc.	872,464
10,890	Pinnacle Financial Partners, Inc.	1,035,530
21,215	Prosperity Bancshares, Inc.	1,464,047
35,455	Provident Financial Services, Inc.	784,974
11,655	SouthState Bank Corporation	1,192,656
8,000	Wintrust Financial Corporation	1,179,920
		10,277,626
	CHEMICALS - 1.6%
6,035	Quaker Chemical Corporation	927,821

	COMMERCIAL SUPPORT SERVICES - 1.2%
11,905	TriNet Group, Inc.	729,062

	CONSTRUCTION MATERIALS - 1.8%
6,000	Simpson Manufacturing Company, Inc.	1,060,680

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	E-COMMERCE DISCRETIONARY - 1.0%
10,700	Etsy, Inc.(a)	$566,672

	ELECTRIC UTILITIES - 2.8%
22,110	Black Hills Corporation	1,613,588

	ELECTRICAL EQUIPMENT - 4.2%
5,040	Generac Holdings, Inc.(a)	846,922
4,975	Littelfuse, Inc.	1,610,706
		2,457,628
	FOOD - 3.3%
35,420	Flowers Foods, Inc.	404,851
19,010	John B Sanfilippo & Son, Inc.	1,537,908
		1,942,759
	GAS & WATER UTILITIES - 1.2%
9,966	American States Water Company	727,119

	HEALTH CARE FACILITIES & SERVICES - 1.7%
5,895	Ensign Group, Inc. (The)	1,011,936

	HOME CONSTRUCTION - 3.1%
3,695	Armstrong World Industries, Inc.	678,919
2,380	Cavco Industries, Inc.(a)	1,171,008
		1,849,927
	HOUSEHOLD PRODUCTS - 1.9%
47,610	Reynolds Consumer Products, Inc.	1,103,124

	INDUSTRIAL REIT - 1.5%
14,430	First Industrial Realty Trust, Inc.	837,373

	INDUSTRIAL SUPPORT SERVICES - 0.6%
6,505	Core & Main, Inc., Class A(a)	347,107

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
23,005	Lazard, Inc.	1,235,829

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	INSURANCE - 4.6%
13,630	Axis Capital Holdings Ltd.	$1,406,344
7,580	Hanover Insurance Group, Inc. (The)	1,319,981
		2,726,325
	INTERNET MEDIA & SERVICES - 2.2%
41,320	Match Group, Inc.	1,287,118

	MACHINERY - 8.5%
19,095	Cactus, Inc., Class A	1,073,712
13,980	Crane NXT Company	706,270
11,830	ESAB Corporation	1,432,612
6,478	Middleby Corporation (The)(a)	953,367
4,905	MSA Safety, Inc.	868,921
		5,034,882
	MEDICAL EQUIPMENT & DEVICES - 5.1%
11,350	Globus Medical, Inc., Class A(a)	1,029,218
13,705	Haemonetics Corporation(a)	913,575
8,500	Omnicell, Inc.(a)	412,250
6,005	Teleflex, Inc.	626,742
		2,981,785
	OIL & GAS PRODUCERS - 3.6%
41,120	Magnolia Oil & Gas Corporation, Class A	1,048,971
24,105	Matador Resources Company	1,090,510
		2,139,481
	REAL ESTATE SERVICES - 2.6%
2,135	Jones Lang LaSalle, Inc.(a)	764,138
28,490	Marcus & Millichap, Inc.	774,928
		1,539,066
	RESIDENTIAL REIT - 3.2%
63,865	Elme Communities	140,503
27,900	Independence Realty Trust, Inc.	465,930
84,045	UMH Properties, Inc.	1,313,623
		1,920,056

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	RETAIL - DISCRETIONARY - 2.1%
14,640	Academy Sports & Outdoors, Inc.	$805,347
6,365	BlueLinx Holdings, Inc.(a)	442,749
		1,248,096
	SEMICONDUCTORS - 5.7%
3,615	Coherent Corporation(a)	767,031
13,665	Tower Semiconductor Ltd.(a)	1,841,085
36,880	Vishay Intertechnology, Inc.	743,132
		3,351,248
	SOFTWARE - 1.1%
17,690	Ziff Davis, Inc.(a)	676,112

	TECHNOLOGY SERVICES - 1.5%
5,110	MarketAxess Holdings, Inc.	864,765

	TRANSPORTATION & LOGISTICS - 2.2%
11,300	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	1,321,648

	TOTAL COMMON STOCKS (Cost $44,502,643)	55,500,401

	SHORT-TERM INVESTMENT — 5.9%
	MONEY MARKET FUND - 5.9%
3,453,879	First American Treasury Obligations Fund, Class X, 3.61%(b) (Cost $3,453,879)	3,453,879

	TOTAL INVESTMENTS - 100.0% (Cost $47,956,522)	$58,954,280
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(23,635)
	NET ASSETS - 100.0%	$58,930,645

ADR	- American Depositary Receipt

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security

(b)	Rate disclosed is seven day effective yield as of January 31, 2026.

(c)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2026

ASSETS
Investment securities:
At cost	$47,956,522
At fair value	$58,954,280
Cash	384
Dividends and interest receivable	12,504
Prepaid expenses	20,321
TOTAL ASSETS	58,987,489

LIABILITIES
Investment advisory fees payable	25,793
Payable to related parties	11,981
Accrued expenses and other liabilities	19,070
TOTAL LIABILITIES	56,844
NET ASSETS	$58,930,645

Net Assets Consist of:
Paid-in-Capital ($0 par value, unlimited shares authorized)	$48,109,610
Accumulated Earnings	10,821,035
Net Assets	$58,930,645

Net Asset Value Per Share:
Class I Shares:
Net Assets	$58,930,645
Shares of beneficial interest outstanding	4,402,155
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$13.39

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2026

INVESTMENT INCOME
Dividends (net of $3,396 foreign withholding taxes)	$549,152
Interest	65,439
TOTAL INVESTMENT INCOME	614,591

EXPENSES
Investment advisory fees	265,354
Administrative services fees	34,211
Transfer agent fees	16,376
Legal fees	14,164
Compliance officer fees	12,470
Audit fees	9,959
Trustees’ fees and expenses	9,221
Registration fees	6,338
Printing and postage expenses	4,691
Custodian fees	3,112
Insurance fees	1,610
Miscellaneous fees	2,187
TOTAL EXPENSES	379,693
Less: Fees waived by the Adviser	(119,058)
NET EXPENSES	260,635

NET INVESTMENT INCOME	353,956

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,037,368
Net change in unrealized appreciation (depreciation) on investments	4,863,197

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,900,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,254,521

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the	For the
	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$353,956	$483,887
Net realized gain (loss) on investments	1,037,368	(1,153,777)
Net change in unrealized appreciation (depreciation) of investments	4,863,197	(1,014,589)
Net increase (decrease) in net assets resulting from operations	6,254,521	(1,684,479)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(446,863)	(1,377,501)
Net decrease in net assets from distributions to shareholders	(446,863)	(1,377,501)

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	457,613	1,847,960
Net asset value of shares issued in reinvestment of distributions	446,863	1,377,501
Cost of shares redeemed	(408,617)	(569,607)
Net increase in net assets from shares of beneficial interest	495,859	2,655,854

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,303,517	(406,126)

NET ASSETS
Beginning of Period	52,627,128	53,033,254
End of Period	$58,930,645	$52,627,128

SHARE ACTIVITY
Class I:
Shares Sold	35,402	152,856
Shares Reinvested	34,938	104,913
Shares Redeemed	(32,643)	(45,072)
Net increase in shares of beneficial interest outstanding	37,697	212,697

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented.

	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	January 31, 2026		July 31, 2025	July 31, 2024		July 31, 2023*
	(Unaudited)
Net Asset Value, Beginning of Period	$12.06		$12.77	$11.14		$10.00
Increase From Operations:
Net investment income (a)	0.08		0.11	0.10		0.08
Net gain (loss) from investments (both realized and unrealized)	1.35		(0.50)	1.66		1.06
Total from operations	1.43		(0.39)	1.76		1.14

Less Distributions:
From net investment income	(0.10)		(0.07)	(0.06)		—
From net realized gains on investments	—		(0.25)	(0.07)		—
Total Distributions	(0.10)		(0.32)	(0.13)		—

Net Asset Value, End of Period	$13.39		$12.06	$12.77		$11.14

Total Return (b)	11.92	% (c)	(3.22)%	16.01%		11.40	% (c)

Net assets, end of period (in 000’s)	$58,931		$52,627	$53,033		$25,763

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (d)	1.36	% (e)	1.36%	1.67%		2.34	% (e)
Ratio of net expenses to average net assets	0.93	% (e)(g)	0.95%	1.02	% (f)	1.25	% (e)
Ratio of net investment income to average net assets	1.27	% (e)	0.92%	0.86%		1.23	% (e)
Portfolio turnover rate	13	% (c)	33%	39%		29	% (c)

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Annualized.

(f)	Effective December 1, 2023, the operating expense limitation was reduced to 0.95% from 1.25%.

(g)	Effective December 1, 2025, the operating expense limitation was reduced to 0.90% from 0.95%.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2026

1.	ORGANIZATION

Hunter Small Cap Value Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on December 28, 2022. The investment objective is to seek capital appreciation. The Fund currently offers Class I shares.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Valuation of Underlying Funds – The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods approved by the boards of directors of the Underlying Funds. As of January 31, 2026, the Fund did not hold any closed-end investment companies.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

Open-end funds are valued at their respective net asset values (“NAV”) as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Fund’s adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2026 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$55,500,401	$—	$—	$55,500,401
Money Market Fund	3,453,879	—	—	3,453,879
Total Assets	$58,954,280	$—	$—	$58,954,280

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

Dividends and Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended July 31, 2023 through July 31, 2025 or expected to be taken in the Fund’s July 31, 2026 year-end tax return.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the year ended July 31, 2025, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities and financial instruments expose it to various risks certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include but are not limited to cash positions risk, cybersecurity risk, equity securities risk, financial sectors risk, foreign (non-US) investment risk, gap risk, geographic risk, IPO risk, issuer-specific risk, large shareholder transactions risk, liquidity risk, management risk, market events risk, market risk, money market fund risk, micro-cap companies risk, new fund risk, portfolio turnover risk, sector risk, securities lending risk, small cap companies risk, underlying funds risk, U.S. government securities risk, valuation risk, value-style investing risk and volatility risk.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, tariffs, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s NAV. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk – There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Management Risk – The risk that investment strategies employed by the Fund’s adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. Management risk includes the risk that the quantitative model used by the Adviser may not perform as expected, particularly in volatile markets.

Small Cap Companies Risk – The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations. Small market capitalization issuers are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle. The prices of securities of small market capitalization issuers generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Equity Securities Risk – The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Money Market Fund Risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund’s investment at

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

$1.00 per share. These rule amendments may impact the Fund’s use of prime money market mutual funds for capital preservation purposes.

Sector Risk – If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Financials Sector Risk – The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Value-Style Investing Risk – Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended January 31, 2026, amounted to $6,930,925 and $7,104,798, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hunter Perkins Capital Management, LLC dba Hunter Capital Management serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. Prior to December 1, 2025, the expense limitation was 0.95%. For the six months ended January 31, 2026, the Adviser earned management fees of $265,354.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), until at least November 30, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 0.90% of the Fund’s average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 0.90% of average underlying daily net assets, the Adviser shall be entitled to recoup from the Fund for such waived fees or reimbursed expenses, provided that such recoupment does not cause the Fund’s expenses

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

to exceed 0.90% (or, if lower, the expense limits in place at the time of recoupment). If the Fund’s operating expenses subsequently exceed 0.90% per annum of the average daily net assets, the recoupments shall be suspended. During the six months ended January 31, 2026, the Adviser waived fees and/or reimbursed expenses in the amount of $119,058 pursuant to the Waiver Agreement.

As of July 31, 2025, the Adviser had $571,037 of waived and/or reimbursed expenses that may be recovered by the following:

July 31, 2026	July 31, 2027	July 31, 2028
$121,123	$232,422	$217,492

Northern Lights Distributors, LLC (the “Distributor” or “NLD”) is the distributor for the shares of the Fund.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2026, was as follows:

Cost for Federal Tax purposes	$48,151,374

Unrealized Appreciation	12,657,180
Unrealized Depreciation	(1,854,274)
Tax Net Unrealized Appreciation	$10,802,906

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of that fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2026, Charles Schwab & Co. held approximately 100.0% of voting securities of the Fund.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended July 31, 2025, and July 31, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2025	July 31, 2024
Ordinary Income	$364,459	$303,586
Long-Term Capital Gain	1,013,042	8,757
Return of Capital	—	—
	$1,377,501	$312,343

As of July 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Appreciation/	Distributable Earnings/
Income	Gains	Forwards	(Depreciation)	(Accumulated Deficit)
$445,095	$1,478	$(1,372,905)	$5,939,709	$5,013,377

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains/(losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

At July 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,182,986	$189,919	$1,372,905	$—

9.	SECTOR CONCENTRATION

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of January 31, 2026, the Fund had 25.7% of the value of its net assets invested within the Financials sector.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hunter Small Cap Value Fund
ADDITIONAL INFORMATION (Unaudited)
January 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Hunter Perkins Capital Management, LLC for the Hunter Small Cap Value Fund

At a meeting held on September 9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Hunter Perkins Capital Management, LLC (“Hunter Capital” or the “Adviser”) and the Trust on behalf of the Hunter Small Cap Value Fund (the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by Hunter Capital; (ii) a description of the Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Hunter Capital. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Hunter Small Cap Value Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
January 31, 2026

Matters considered by the Board in connection with its approval of the Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Hunter Capital related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of the Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of the Adviser, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding Hunter Capital’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature and quality of services provided by Hunter Capital under the Advisory Agreement with respect to the Fund, the Board considered the level and sophistication of Hunter Capital’s employees’ asset management, risk management, operations, and compliance experience.

The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the analysis by the Trust’s CCO that Hunter Capital’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures. The Board further considered the significant risks assumed by Hunter Capital in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

In considering the nature, extent and quality of services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Hunter Capital’s management and the quality of the performance of their duties. The Board concluded that Hunter Capital had sufficient quality and depth of personnel and resources and the skills, experience, and sophistication necessary to perform its duties under the Advisory Agreement and that the nature, extent, and overall quality of the services provided by Hunter Capital with respect to the Fund were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings including the quarterly written reports containing the Adviser’s performance commentaries. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group.

The Board considered, among other performance data, the performance of the Fund for the one-year and since inception periods ended June 30, 2025, as compared to the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund outperformed its benchmark and the median of its Peer Group for the since inception period. The Board further considered that the Fund underperformed its benchmark and the median of its Peer Group and its Morningstar category for the one-year period and underperformed the median of its Morningstar category for the since inception period. The Board took into account Hunter Capital’s discussion of the Fund’s underperformance and also noted the Fund’s risk-adjusted returns as well as the Fund’s performance over the longer term since inception. The Board concluded that the Fund’s overall performance was satisfactory and was consistent with the investment strategy as described in the prospectus.

Hunter Small Cap Value Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
January 31, 2026

Fees and Expenses. Regarding the costs of the services provided by Hunter Capital with respect to the Fund, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s contractual advisory fee and net operating expense ratios to the advisory fee and net expense ratio of the funds within the Peer Group and the Fund’s Morningstar category. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies and size of the Fund relative to the funds in its Peer Group.

The Board noted that the Fund’s contractual advisory fee was above the median of its Morningstar category and its Peer Group. The Board took into account that Hunter Capital had agreed to reimburse expenses to limit net annual operating expenses to 0.95% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) for the prior year and had proposed to decrease such expense limitation to 0.90% of the Fund’s average net assets effective December 1, 2025.

Based on the factors above, the Board concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Board considered Hunter Capital’s profitability and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed the profitability analysis prepared by Hunter Capital based on the current asset level of the Fund. The Board also noted the expense limitation in place and that the Adviser had proposed to decrease such expense limitation effective December 1, 2025. The Board concluded that Hunter Capital’s profitability from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Hunter Capital would realize economies of scale with respect to its management of the Fund. The Board considered the profitability analysis provided by Hunter Capital and Hunter Capital’s discussion of the Fund’s current asset levels and fee structure. The Board noted that it would revisit whether economies of scale exist once the Fund has achieved sufficient size.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Hunter Capital from its relationship with the Fund. The Board noted that Hunter Capital did not anticipate receiving any direct, indirect, or ancillary material “fall-out” benefits from its relationship with the Fund, other than certain reputational benefits that may result from these relationships, and concluded such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Hunter Capital as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to the Fund, and having been advised by independent counsel that the Board had appropriately considered all relevant factors, determined that renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30, as well as a description of the policies and procedures that the Fund used to determine how to vote proxies, is available without charge, upon request, by calling 1-833-835-1171 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

/s/ James Colantino
By James Colantino
Principal Executive Officer/President
Date: 4/10/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ James Colantino
By James Colantino
Principal Executive Officer/President
Date: 4/10/26

/s/ Laura Szalyga
By Laura Szalyga
Principal Financial Officer/Treasurer
Date: 4/10/26